RISK MANAGEMENT (Details 21) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Abstract]
Fair Value	$ 146,667	$ 113,835
Delta	14.70%	14.70%
Sensitivity	$ 21,560	$ 16,734